                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                   Certified Shareholder Report of Registered
                         Management Investment Companies

                                    811-07925

                      (Investment Company Act File Number)

                                  Wesmark Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)

                             Todd P. Zerega, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 1/31/06
                                     -------

               Date of Reporting Period: Six months ended 7/31/05
                            ------------------------

Item 1.           Reports to Stockholders

[Logo of WesMark]

[Logo of WesMark Funds]

Family of Funds

COMBINED SEMI-ANNUAL REPORT

Small Company Growth Fund

Growth Fund

Balanced Fund

Bond Fund

West Virginia Municipal Bond Fund

Dated July 31, 2005

WESMARK SMALL COMPANY GROWTH FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

July 31, 2005 (unaudited)

At July 31, 2005, the fund’s industry composition(1) was as follows:

Percentage of Total Investment(2)

INDUSTRY

Oil & Gas Drilling	9.4%

Aerospace/Defense	6.3%

Semiconductor Equipment & Materials	5.9%

Regional – Pacific Banks	5.5%

Electronic Components – Semiconductor	4.1%

Diversified Operations	3.7%

Oil Field – Machinery & Equipment	3.7%

Coal	3.6%

Biomedical	3.4%

Oil Company – Exploration & Production	2.9%

Chemicals – Diversified	2.7%

Biotechnology	2.7%

Asset Management	2.7%

Closed End Funds	2.6%

Retail – Miscellaneous	2.4%

Machinery – Farm	2.3%

Auto/Truck – Orig.	2.2%

Semiconductor – Broad Line	2.1%

Scientific & Technical Instruments	1.8%

Communication Equipment	1.6%

Electronic Components – Miscellaneous	1.6%

Oil & Gas Equipment & Services	1.5%

Medical Appliances & Equipment	1.4%

Paper Products	1.3%

Auto – Dealerships	1.2%

Diversified Electronics	1.1%

Medical Products & Supply	1.0%

REIT – Equity	1.0%

Specialized Health Services	1.0%

Waste Management	0.9%

Telecommunications Equipment	0.9%

Commercial Services	0.9%

Telecom – Wireless	0.9%

Transportation – Road	0.9%

Research Services	0.8%

Transportation – Air Freight	0.8%

Computer – Networks	0.7%

Transportation – Rail	0.5%

Information Technology Services	0.3%

Semiconductor – Integrated Circuits	0.3%

TOTAL INDUSTRY	90.6%

Commercial Paper(3)	5.8%

Cash Equivalents(4)	3.6%

TOTAL PORTFOLIO VALUE	100%

(1) Securities are assigned to an industry classification by the Fund’s adviser.

(2) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) See the Fund’s Prospectus or Statement of Additional Information for a description of the types of securities in which the Fund invests.

(4) Cash Equivalents includes investments in money market mutual funds and/or overnight repurchase agreements.

WESMARK SMALL COMPANY GROWTH FUND
PORTFOLIO OF INVESTMENTS

July 31, 2005 (unaudited)

Shares			Value

COMMON STOCKS--90.6%
		AEROSPACE/DEFENSE--6.3%
7,000		Curtiss Wright Corp.	$429,800
7,000		DRS Technologies, Inc.	364,000
22,500	(1)	Innovative Solutions and Support, Inc.	412,200
15,000	(1)	MOOG, Inc., Class A	473,550

		TOTAL	1,679,550

		ASSET MANAGEMENT--2.7%
10,000	(1)	Affiliated Managers Group	713,000

		AUTO–DEALERSHIPS--1.2%
9,000		United Auto Group, Inc.	318,150

		AUTO/TRUCK–ORIG.--2.2%
7,000		OshKosh Truck Corp.	593,600

		BIOMEDICAL--3.4%
8,000	(1)	Cephalon, Inc.	335,200
25,000	(1)	Protein Design Laboratories, Inc.	569,750

		TOTAL	904,950

		BIOTECHNOLOGY--2.7%
15,000	(1)	Charles River Laboratories International, Inc.	730,500

		CHEMICALS–DIVERSIFIED--2.7%
40,000		Olin Corp.	734,000

		CLOSED END FUNDS--2.6%
10,000		iShares Russell 2000 Growth Index Fund	696,000

		COAL--3.6%
17,000		Arch Coal, Inc.	967,640

		COMMERCIAL SERVICES--0.9%
7,000	(1)	Iron Mountain, Inc.	240,030

		COMMUNICATION EQUIPMENT--1.6%
40,000	(1)	Arris Group, Inc.	441,600

		COMPUTER–NETWORKS--0.7%
10,000	(1)	Ixia	197,400

COMMON STOCKS--(Continued)
		DIVERSIFIED ELECTRONICS--1.1%
13,000	(1)	FEI Co.	$294,970

		DIVERSIFIED OPERATIONS--3.7%
22,000		Manitowoc, Inc.	1,004,300

		ELECTRONIC COMPONENTS–MISCELLANEOUS--1.6%
15,000	(1)	Artesyn Technologies, Inc.	138,750
60,000	(1)	Sanmina-SCI Corp.	286,800

		TOTAL	425,550

		ELECTRONIC COMPONENTS–SEMICONDUCTOR--4.1%
75,000	(1)	Axcelis Technologies, Inc.	518,250
35,000	(1)	Fairchild Semiconductor International, Inc., Class A	590,100

		TOTAL	1,108,350

		INFORMATION TECHNOLOGY SERVICES--0.3%
5,000	(1)	Synaptics, Inc.	79,250

		MACHINERY–FARM--2.3%
30,000	(1)	AGCO Corp.	620,700

		MEDICAL APPLIANCES & EQUIPMENT--1.4%
10,000	(1)	Arthrocare Corp.	365,700

		MEDICAL PRODUCTS & SUPPLY--1.0%
5,000	(1)	Biosite Diagnostics, Inc.	275,425

		OIL & GAS EQUIPMENT & SERVICES--1.5%
7,000	(1)	Cal Dive International, Inc.	414,540

		OIL & GAS DRILLING--9.4%
15,000		ENSCO International, Inc.	605,700
120,000	(1)	Parker Drilling Co.	888,000
30,000		Rowan Companies, Inc.	1,024,800

		TOTAL	2,518,500

		OIL COMPANY–EXPLORATION & PRODUCTION--2.9%
20,000	(1)	Spinnaker Exploration Co.	784,800

COMMON STOCKS--(Continued)
		OIL FIELD–MACHINERY & EQUIPMENT--3.7%
27,000	(1)	FMC Technologies, Inc.	$978,750

		PAPER PRODUCTS--1.3%
10,000		Bowater, Inc.	338,100

		REGIONAL–PACIFIC BANKS--5.5%
17,000		Bank of Hawaii Corp.	872,950
12,000		SVB Financial Group	616,080

		TOTAL	1,489,030

		REIT–EQUITY--1.0%
30,000	(1)	La Quinta Properties, Inc.	270,000

		RESEARCH SERVICES--0.8%
7,000	(1)	Symyx Technologies, Inc.	210,350

		RETAIL–MISCELLANEOUS--2.4%
33,000		Movado Group, Inc.	637,560

		SCIENTIFIC & TECHNICAL INSTRUMENTS--1.8%
2,000	(1)	Affymetrix, Inc.	93,380
4,900	(1)	Axsys Technologies, Inc.	90,503
20,000	(1)	LeCroy Corp.	292,200

		TOTAL	476,083

		SEMICONDUCTOR–BROAD LINE--2.1%
40,000	(1)	Cypress Semiconductor Corp.	574,400

		SEMICONDUCTOR–INTEGRATED CIRCUITS--0.3%
15,000	(1)	RF Micro Devices, Inc.	91,350

		SEMICONDUCTOR EQUIPMENT & MATERIALS--5.9%
25,000	(1)	Ade Corp.	615,000
45,000	(1)	Ultratech Stepper, Inc.	981,450

		TOTAL	1,596,450

		SPECIALIZED HEALTH SERVICES--1.0%
6,000	(1)	American Healthcorp, Inc.	267,420

Shares or Principal Amount			Value

COMMON STOCKS--(Continued)
		TELECOM–WIRELESS--0.9%
10,000	(1)	American Tower Systems Corp.	$229,800

		TELECOMMUNICATIONS EQUIPMENT--0.9%
10,000	(1)	DSP Group, Inc.	249,500

		TRANSPORTATION–AIR FREIGHT--0.8%
4,000		Alexander and Baldwin, Inc.	213,920

		TRANSPORTATION–RAIL--0.5%
5,000		Greenbrier Cos., Inc.	144,500

		TRANSPORTATION–ROAD--0.9%
10,917		Heartland Express, Inc.	227,183

		WASTE MANAGEMENT--0.9%
7,000	(1)	Waste Connections, Inc.	252,000

TOTAL COMMON STOCKS (identified cost $21,211,044)			24,354,901

(2)COMMERCIAL PAPER--5.8%
		ASSET-BACKED--3.0%
$800,000		Dollar Thrifty Funding Corp. CP, 3.26%, 8/4/2005	799,783

		GUARANTEE--2.8%
750,000		AIG Funding, Inc., CP, ABS3A3, 3.40%, 8/3/2005	749,865

TOTAL COMMERCIAL PAPER (at amortized cost)			1,549,648

Shares			Value

MUTUAL FUND--3.6%
956,983	(3)	U.S. Treasury Cash Reserves Fund (at net asset value)	$956,983

TOTAL INVESTMENTS--100.0% (identified cost $23,717,675)(4)			26,861,532

OTHER ASSETS AND LIABILITIES–NET--0.0%			7,062

TOTAL NET ASSETS--100%			$26,868,594

(1) Non-income producing security.

(2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(3) Affiliated company.

(4) The cost of investments for federal tax purposes amounts to $23,717,675.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

CP--Commercial Paper
REIT--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

July 31, 2005 (unaudited)

At July 31, 2005, the fund’s industry composition(1) was as follows:

Percentage of Total Investments(2)

INDUSTRY

Diversified Operations	7.1%

Computer Software	5.3%

Networking Products	4.9%

Electronic Components – Semiconductor	4.7%

Oil & Gas Equipment & Services	4.3%

Semiconductor Equipment & Materials	4.1%

Computer Services	3.9%

Oil & Gas Drilling	3.9%

Leisure & Recreation	3.7%

Home Improvement Stores	3.6%

Hotels & Motels	3.3%

Oil – Integrated	3.2%

Mining – Non Ferrous	2.9%

Closed End Funds	2.8%

Mining – Miscellaneous	2.7%

Entertainment – Diversified	2.7%

Printed Circuit Boards	2.5%

Cable Television	2.3%

Semiconductor – Broad Line	2.3%

Finance – Investment Banker/Broker	2.1%

Investment Brokerage – National	2.0%

Utility – Telephone	1.5%

Drugs & Healthcare	1.5%

Food – Major Diversified	1.3%

Coal	1.2%

Medical Instruments & Supplies	1.1%

Banks – Major Regional	1.0%

Retail – Miscellaneous	1.0%

Paper Products	0.9%

Conglomerates	0.8%

Biotechnology	0.8%

Building Materials	0.8%

Retail – Drug Store	0.8%

Beverages/Alcohol	0.7%

Transportation – Rail	0.6%

Broadcasting – Radio	0.5%

Multimedia & Graphic Software	0.4%

TOTAL INDUSTRY	89.2%

Commercial Paper(3)	3.7%

U.S. Treasury(3)	5.2%

Cash Equivalents(4)	1.9%

TOTAL PORTFOLIO VALUE	100%

(1) Securities are assigned to an industry classification by the Fund’s adviser.

(2) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) See the Fund’s Prospectus or Statement of Additional Information for a description of the types of securities in which the Fund invests.

(4) Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS

July 31, 2005 (unaudited)

Shares			Value

COMMON STOCKS--90.2%
		BANKS–MAJOR REGIONAL--1.0%
45,000		Wells Fargo & Co.	$2,760,300

		BEVERAGES/ALCOHOL--0.7%
70,000	(1)	Constellation Brands, Inc., Class A	1,918,000

		BIOTECHNOLOGY--0.8%
50,000	(1)	Gilead Sciences, Inc.	2,240,500

		BROADCASTING–RADIO--0.5%
40,000	(1)	XM Satellite Radio Holdings, Inc., Class A	1,425,200

		BUILDING MATERIALS--0.8%
50,000		American Standard Cos.	2,214,000

		CABLE TELEVISION--2.3%
200,000	(1)	Comcast Corp., Class A	6,146,000

		CLOSED END FUNDS--2.9%
85,000		iShares Russell Midcap Growth Index Fund	7,709,500

		COAL--1.2%
55,000		Arch Coal, Inc.	3,130,600

		COMPUTER SERVICES--4.0%
150,000		First Data Corp., Class	6,171,000
100,000	(1)	Fiserv, Inc.	4,437,000

		TOTAL	10,608,000

		COMPUTER SOFTWARE--5.4%
40,000	(1)	Check Point Software Technologies Ltd.	901,200
525,000		Microsoft Corp.	13,445,250

		TOTAL	14,346,450

		CONGLOMERATES--0.8%
30,000		3M Co.	2,250,000

		DIVERSIFIED OPERATIONS--7.1%
70,000		Fortune Brands, Inc.	6,618,500
310,000		General Electric Co.	10,695,000
25,000		Textron Inc.	1,854,250

		TOTAL	19,167,750

COMMON STOCKS--(Continued)
		DRUGS & HEALTHCARE--1.5%
150,000		Pfizer, Inc.	$3,975,000

		ELECTRONIC COMPONENTS– SEMICONDUCTOR--4.7%
185,000		Motorola, Inc.	3,918,300
275,000		Texas Instruments, Inc.	8,734,000

		TOTAL	12,652,300

		ENTERTAINMENT–DIVERSIFIED--2.7%
425,000		Time Warner, Inc.	7,233,500

		FINANCE–INVESTMENT BANKER/BROKER--2.2%
200,000	(1)	E*Trade Group, Inc.	3,102,000
25,000		Goldman Sachs Group, Inc.	2,687,000

		TOTAL	5,789,000

		FOOD–MAJOR DIVERSIFIED--1.4%
65,000		Kellogg Co.	2,945,150
10,000		Wrigley (Wm.), Jr. Co.	711,400

		TOTAL	3,656,550

		HOME IMPROVEMENT STORES--3.7%
225,000		Home Depot, Inc.	9,789,750

		HOTELS & MOTELS--3.3%
190,000		Hilton Hotels Corp.	4,702,500
65,000		Starwood Hotels & Resorts Worldwide, Inc.	4,115,800

		TOTAL	8,818,300

		INVESTMENT BROKERAGE–NATIONAL--2.0%
100,000		Morgan Stanley	5,305,000

		LEISURE & RECREATION--3.7%
35,000		Brunswick Corp.	1,629,600
100,000		Carnival Corp.	5,240,000
40,000		Harrah’s Entertainment, Inc.	3,149,600

		TOTAL	10,019,200

		MEDICAL INSTRUMENTS & SUPPLIES--1.1%
55,000		Medtronic, Inc.	2,966,700

COMMON STOCKS--(Continued)
		MINING–MISCELLANEOUS--2.7%
180,000		Inco Ltd.	$7,376,400

		MINING–NON FERROUS--2.9%
230,000		Alcan, Inc.	7,769,400

		MULTIMEDIA & GRAPHIC SOFTWARE--0.4%
20,000	(1)	Electronic Arts, Inc.	1,152,000

		NETWORKING PRODUCTS--5.0%
700,000	(1)	Cisco Systems, Inc.	13,405,000

		OIL & GAS EQUIPMENT & SERVICES--4.4%
140,000		Schlumberger Ltd.	11,723,600

		OIL & GAS DRILLING--3.9%
75,000		ENSCO International, Inc.	3,028,500
80,000	(1)	Nabors Industries Ltd.	5,236,000
40,000	(1)	Transocean Sedco Forex, Inc.	2,257,200

		TOTAL	10,521,700

		OIL–INTEGRATED--3.3%
100,000		BP PLC, ADR	6,588,000
30,000		Petro-Canada	2,154,900

		TOTAL	8,742,900

		PAPER PRODUCTS--0.9%
75,000		International Paper Co.	2,370,000

		PRINTED CIRCUIT BOARDS--2.6%
220,000	(1)	Jabil Circuit, Inc.	6,861,800

		RETAIL–DRUG STORE--0.8%
70,000		CVS Corp.	2,172,100

		RETAIL–MISCELLANEOUS--1.0%
115,000		Staples, Inc.	2,618,550

		SEMICONDUCTOR–BROAD LINE--2.3%
225,000		Intel Corp.	6,106,500

		SEMICONDUCTOR EQUIPMENT & MATERIALS--4.1%
595,000		Applied Materials, Inc.	10,983,700

Shares or Principal Amount			Value

COMMON STOCKS--(Continued)
		TRANSPORTATION–RAIL--0.6%
45,000		Norfolk Southern Corp.	$1,674,450

		UTILITY–TELEPHONE--1.5%
150,000		Sprint Corp.	4,035,000

TOTAL COMMON STOCKS (identified cost $217,601,898)			241,634,700

(2)COMMERCIAL PAPER--3.7%
		ASSET BACKED--3.7%
$10,000,000		Hertz Fleet Funding LLC CP, 3.39%, 8/4/2005 (at amortized cost)	9,978,342

U.S. TREASURY--5.2%
	(3)	U.S. TREASURY BILLS--5.2%
11,000,000		United States Treasury Bill, 2.93%, 8/4/2005	10,997,314
3,000,000		United States Treasury Bill, 3.07%, 8/18/2005	2,995,590

TOTAL U.S. TREASURY (identified cost $13,992,965)			13,992,904

MUTUAL FUND--2.0%
5,230,147	(4)	U.S. Treasury Cash Reserves (at net asset value)	5,230,147

TOTAL INVESTMENTS--101.1% (identified cost $246,803,352)(5)			270,836,093

OTHER ASSETS AND LIABILITIES–NET--(1.1%)			(2,921,978)

TOTAL NET ASSETS--100%			$267,914,115

(1) Non-income producing security.

(2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(3) Discount rate at time of purchase.

(4) Affiliated company.

(5) The cost of investments for federal tax purposes amounts to $246,803,352.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
CP--Commercial Paper

See Notes which are an integral part of the Financial Statements

WESMARK BALANCED FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

July 31, 2005 (unaudited)

At July 31, 2005, the fund’s composition(1) was as follows:

Percentage of Total Investments(2)

INDUSTRY

Diversified Operations	8.6%

Oil & Gas Drilling	4.5%

Oil – Integrated	3.9%

Closed End Funds	3.5%

Computer Software	3.4%

Oil & Gas Equipment & Services	3.1%

Finance – Investment Banker/Broker	2.9%

Networking Products	2.9%

Leisure & Recreation	2.8%

Paper Products	2.4%

Semiconductor Equipment & Materials	2.3%

Beverages – Soft	2.2%

Computer Services	2.1%

Home Improvement Stores	2.0%

Semiconductor – Broad Line	2.0%

Coal	1.9%

REIT – Industrial	1.7%

Investment Brokerage – National	1.5%

Mining – Non Ferrous	1.3%

Money Center Banks	1.2%

Hotels & Motels	1.2%

Cable Television	1.2%

Banks – Major Regional	1.1%

Food – Major Diversified	1.1%

Oil & Gas Pipelines	1.0%

Utility – Electric Power	1.0%

Drugs & Healthcare	0.8%

Medical Instruments & Supplies	0.7%

Conglomerates	0.7%

Finance	0.7%

Electric Components – Semiconductor	0.6%

Retail – Drug Store	0.6%

Multimedia & Graphic Software	0.5%

Broadcasting – Radio	0.5%

Diversified Financial Services	0.5%

Retail – Miscellaneous	0.4%

Entertainment – Diversified	0.3%

TOTAL INDUSTRY	69.1%

FIXED INCOME(3)

Corporate Bonds	7.6%

Mortgage Backed Securities	7.8%

Government Agencies	12.9%

TOTAL FIXED INCOME PORTFOLIO VALUE	28.3%

Cash Equivalents(4)	2.6%

TOTAL PORTFOLIO VALUE	100%

(1) Securities are assigned to an industry classification by the Fund’s adviser.

(2) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) See the Fund’s Prospectus or Statement of Additional Information for a description of the types of securities in which the Fund invests.

(4) Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

WESMARK BALANCED FUND
PORTFOLIO OF INVESTMENTS

July 31, 2005 (unaudited)

Shares			Value

COMMON STOCKS--66.3%
		BANKS–MAJOR REGIONAL--1.1%
10,000		Wells Fargo & Co.	$613,400

		BEVERAGES–SOFT--2.2%
15,000		Coca-Cola Enterprises, Inc.	352,500
15,000		PepsiCo, Inc.	817,950

		TOTAL	1,170,450

		BROADCASTING–RADIO--0.5%
7,500	(1)	XM Satellite Radio Holdings, Inc., Class A	267,225

		CABLE TELEVISION--1.1%
20,000	(1)	Comcast Corp., Class A	614,600

		CLOSED END FUNDS--3.4%
5,000		iShares Russell 2000 Growth Index Fund	348,000
16,500		iShares Russell Midcap Growth Index Fund	1,496,550

		TOTAL	1,844,550

		COAL--1.9%
18,000		Arch Coal, Inc.	1,024,560

		COMPUTER SERVICES--2.1%
25,000	(1)	Fiserv, Inc.	1,109,250

		COMPUTER SOFTWARE--3.3%
70,000		Microsoft Corp.	1,792,700

		CONGLOMERATES--0.7%
5,000		3M Co.	375,000

		DIVERSIFIED OPERATIONS--8.5%
15,000		Fortune Brands, Inc.	1,418,250
70,000		General Electric Co.	2,415,000
10,000		Textron Inc.	741,700

		TOTAL	4,574,950

		DRUGS & HEALTHCARE--0.8%
16,000		Pfizer, Inc.	424,000

		ELECTRONIC COMPONENTS–SEMICONDUCTOR--0.6%
10,000		Texas Instruments, Inc.	317,600

COMMON STOCKS--(Continued)
		ENTERTAINMENT–DIVERSIFIED--0.3%
10,000		Time Warner, Inc.	$170,200

		FINANCE–INVESTMENT BANKER/BROKER--2.9%
30,000	(1)	E*Trade Group, Inc.	465,300
10,000		Goldman Sachs Group, Inc.	1,074,800

		TOTAL	1,540,100

		FOOD–MAJOR DIVERSIFIED--1.1%
13,000		Kellogg Co.	589,030

		HOME IMPROVEMENT STORES--2.0%
25,000		Home Depot, Inc.	1,087,750

		HOTELS & MOTELS--1.2%
10,000		Starwood Hotels & Resorts Worldwide, Inc.	633,200

		INVESTMENT BROKERAGE–NATIONAL--1.5%
15,000		Morgan Stanley	795,750

		LEISURE & RECREATION--2.8%
10,000		Brunswick Corp.	465,600
20,000		Carnival Corp.	1,048,000

		TOTAL	1,513,600

		MEDICAL INSTRUMENTS & SUPPLIES--0.7%
7,000		Medtronic, Inc.	377,580

		MINING–NON FERROUS--1.3%
20,000		Alcan, Inc.	675,600

		MONEY CENTER BANKS--1.2%
15,000		Citigroup, Inc.	652,500

		MULTIMEDIA & GRAPHIC SOFTWARE--0.5%
5,000	(1)	Electronic Arts, Inc.	288,000

		NETWORKING PRODUCTS--2.8%
80,000	(1)	Cisco Systems, Inc.	1,532,000

		OIL & GAS EQUIPMENT & SERVICES--3.1%
20,000		Schlumberger Ltd.	1,674,800

		OIL & GAS DRILLING--4.5%
28,000		ENSCO International, Inc.	1,130,640
COMMON STOCKS--(Continued)
		OIL & GAS DRILLING--(Continued)
15,000	(1)	Nabors Industries Ltd.	$981,750
5,000	(1)	Transocean Sedco Forex, Inc.	282,150

		TOTAL	2,394,540

		OIL & GAS PIPELINES--1.0%
10,000		Kinder Morgan Energy Partners LP	524,100

		OIL–INTEGRATED--3.9%
25,000		BP PLC, ADR	1,647,000
6,000		Petro-Canada	430,980

		TOTAL	2,077,980

		PAPER PRODUCTS--2.4%
20,000		Kimberly-Clark Corp.	1,275,200

		REIT–INDUSTRIAL--1.7%
20,000		AMB Property Corp.	919,800

		RETAIL–DRUG STORE--0.6%
10,000		CVS Corp.	310,300

		RETAIL–MISCELLANEOUS--0.4%
10,000		Staples, Inc.	227,700

		SEMICONDUCTOR–BROAD LINE--2.0%

40,000		Intel Corp.	1,085,600

		SEMICONDUCTOR EQUIPMENT & MATERIALS--2.2%
65,000		Applied Materials, Inc.	1,199,900

TOTAL COMMON STOCKS (identified cost $30,612,807)			35,673,515

PREFERRED STOCKS--2.1%
		DIVERSIFIED FINANCIAL SERVICES--0.4%
10,000		General Electric Capital Corp., Pfd., $1.47, Annual Dividend	253,200

		FINANCE--0.7%
15,000		Merrill Lynch & Co., Inc., Pfd., $1.03, Annual Dividend	373,050

		UTILITY–ELECTRIC POWER--1.0%
20,000		Tennessee Valley Authority, Pfd., Series D, $1.49, Annual Dividend	516,000

TOTAL PREFERRED STOCKS (identified cost $1,147,214)			1,142,250

Principal Amount		Value

CORPORATE BONDS--7.5%
	FINANCE–AUTOMOTIVE--2.8%
$ 500,000	Ford Motor Credit Co., Sr. Note, 6.50%, 2/15/2006	$503,962
1,000,000	General Motors Acceptance Corp., Note, 6.125%, 2/1/2007	1,005,752

	TOTAL	1,509,714

	FINANCE–CREDIT CARD--1.0%
500,000	MBNA America Bank, NA, 6.625%, 6/15/2012	551,505

	INVESTMENT BROKERAGE–NATIONAL--3.7%
1,000,000	Bear Stearns Cos., Inc., Note, 4.50%, 10/28/2010	988,420
1,000,000	Morgan Stanley, Sub. Note, 4.75%, 4/1/2014	974,340

	TOTAL	1,962,760

TOTAL CORPORATE BONDS (identified cost $4,062,640)		4,023,979

MORTGAGE BACKED SECURITIES--7.7%
	FEDERAL HOME LOAN MORTGAGE CORP.--2.1%
133,999	Federal Home Loan Mortgage Corp., Pool E84004, 6.00%, 6/1/2016	138,375
980,534	Federal Home Loan Mortgage Corp., Pool G18048, 5.00%, 4/1/2020	983,397

	TOTAL	1,121,772

	FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.6%
160,062	Federal National Mortgage Association, Pool 254629, 5.00%, 2/1/2010	161,863
757,420	Federal National Mortgage Association, Pool 254831, 5.00%, 8/1/2023	752,846
846,211	Federal National Mortgage Association, Pool 255224, 4.00%, 5/1/2011	831,089
883,294	Federal National Mortgage Association, Pool 255324, 4.00%, 7/1/2011	867,509
416,362	Federal National Mortgage Association, Pool 738342, 4.50%, 8/1/2018	410,116

	TOTAL	3,023,423

TOTAL MORTGAGE BACKED SECURITIES (identified cost $4,160,095)		4,145,195

Principal Amount or Shares			Value

GOVERNMENT AGENCIES--12.8%
		FEDERAL FARM CREDIT BANK--1.8%
$1,000,000		Federal Farm Credit System, Bond, 4.49%, 3/10/2010	$986,190

		FEDERAL HOME LOAN BANK--1.8%
1,000,000		Federal Home Loan Bank System, Bond, Series ZR13, 4.50%, 6/12/2013	960,020

		FEDERAL HOME LOAN MORTGAGE CORP.--3.7%
1,000,000		Federal Home Loan Mortgage Corp., Note, 5.00%, 1/30/2014	989,590
1,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 4.00%, 9/22/2009	978,150

		TOTAL	1,967,740

		FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.5%
500,000		Federal National Mortgage Association, 4.50%, 7/27/2009	497,025
1,000,000		Federal National Mortgage Association, Note, 2.56%, 3/2/2007	975,820
500,000		Federal National Mortgage Association, Note, 5.375%, 3/15/2010	506,285
1,000,000		Federal National Mortgage Association, Note, 5.375%, 7/16/2018	982,080

		TOTAL	2,961,210

TOTAL GOVERNMENT AGENCIES (identified cost $6,976,768)			6,875,160

MUTUAL FUND--2.5%
1,375,496	(2)	U.S. Treasury Cash Reserves (at net asset value)	1,375,496

TOTAL INVESTMENTS--98.9% (identified cost $48,335,020)(3)			53,235,595

OTHER ASSETS AND LIABILITIES–NET--1.1%			577,359

TOTAL NET ASSETS--100%			$53,812,954

(1) Non-income producing security.

(2) Affiliated company.

(3) The cost of investments for federal tax purposes amounts to $48,335,020.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
REIT--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

WESMARK BOND FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

July 31, 2005 (unaudited)

At July 31, 2005, the fund’s portfolio composition(1) was as follows:

Percentage of Total Investments(2)

Government Agencies	34.7%

Mortgage Backed Securities	26.1%

Corporate Bonds	18.9%

Collateralized Mortgage Obligations	8.2%

Commercial Paper	5.2%

U.S. Treasury	4.1%

Preferred Stocks	2.1%

Cash Equivalents(3)	0.7%

TOTAL	100%

(1) See the Fund’s Prospectus or Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes investments in money market mutual funds and/or overnight repurchase agreements.

WESMARK BOND FUND
PORTFOLIO OF INVESTMENTS

July 31, 2005 (unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS--8.1%
	FEDERAL HOME LOAN MORTGAGE CORP.--4.2%
$2,000,000	Federal Home Loan Mortgage Corp., Series 2564, Class HJ, 5.00%, 2/15/2018	$1,984,200
1,631,592	Federal Home Loan Mortgage Corp., Series 2576D, Class LG, 4.50%, 12/15/2016	1,627,839
1,775,028	Federal Home Loan Mortgage Corp., Series 2904, Class CA, 5.00%, 4/15/2019	1,785,784
2,873,189	Federal Home Loan Mortgage Corp., Series 2950K, Class AB, 4.50%, 2/15/2024	2,833,711

	TOTAL	8,231,534

	FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.9%
7,557,465	Federal National Mortgage Association, Series 0538D, Class CD, 5.00%, 6/25/2019	7,548,925

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $15,871,236)		15,780,459

CORPORATE BONDS--18.8%
	BANKS–MAJOR REGIONAL--0.5%
1,000,000	PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009	1,051,670

	CABLE TELEVISION--1.0%
2,000,000	Cox Communications, Inc., Unsecd. Note, 4.625%, 6/1/2013	1,914,780

	ENTERTAINMENT–DIVERSIFIED--0.6%
1,000,000	Time Warner, Inc., Note, 8.875%, 10/1/2012	1,214,530

	FINANCE--1.1%
2,000,000	MBNA Corp., 6.25%, 1/17/2007	2,054,140

	FINANCE–CONSUMER LOANS--1.6%
3,000,000	American General Finance Corp., Note, 5.875%, 7/14/2006	3,046,410

	FINANCE–INVESTMENT BANKER/BROKER--3.1%
4,000,000	Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	4,029,960
2,000,000	Morgan Stanley Group, Inc., Note, 6.875%, 3/1/2007	2,074,480

	TOTAL	6,104,440

	INVESTMENT BROKERAGE–NATIONAL--2.5%
5,000,000	Morgan Stanley, Sub. Note, 4.75%, 4/1/2014	4,871,700

CORPORATE BONDS--(Continued)
	MULTIMEDIA--0.6%
$1,000,000	Walt Disney Co., Note, Series B, 5.875%, 12/15/2017	$1,062,620

	OIL COMP–EXPLORATION & PRODUCTION--3.5%
3,000,000	Enron Oil & Gas Co., Note, 6.00%, 12/15/2008	3,130,920
3,500,000	Enron Oil & Gas Co., Note, 6.50%, 12/1/2007	3,644,900

	TOTAL	6,775,820

	OIL REFINING & MARKETING--0.5%
1,000,000	Union Oil of California, Sr. Note, Series C, 6.70%, 10/15/2007	1,037,930

	PAPER PRODUCTS--3.8%
2,200,000	International Paper Co., 4.25%, 1/15/2009	2,151,512
4,000,000	International Paper Co., 5.85%, 10/30/2012	4,145,360
1,000,000	International Paper Co., Note, 5.30%, 4/1/2015	994,770

	TOTAL	7,291,642

TOTAL CORPORATE BONDS (identified cost $35,972,303)		36,425,682

GOVERNMENT AGENCIES--34.5%
	FEDERAL HOME LOAN BANK--18.5%
2,000,000	Federal Home Loan Bank System, Bond, 3.21%, 8/17/2007	1,953,800
3,000,000	Federal Home Loan Bank System, Bond, 4.25%, 11/13/2009	2,984,760
5,000,000	Federal Home Loan Bank System, Bond, 4.50%, 2/15/2008	4,991,000
10,000,000	Federal Home Loan Bank System, Bond, 5.00%, 3/28/2008	10,051,800
5,000,000	Federal Home Loan Bank System, Bond, Series 1, 3.28%, 7/28/2006	4,960,600
6,000,000	Federal Home Loan Bank System, Bond, Series 1, 5.00%, 3/30/2009	6,037,260
5,000,000	Federal Home Loan Bank System, Bond, Series 2, 3.50%, 1/18/2007	4,943,800

	TOTAL	35,923,020

	FEDERAL HOME LOAN MORTGAGE CORPORATION--2.5%
5,000,000	Federal Home Loan Mortgage Corp., Note, Series MTN, 5.125%, 5/13/2013	4,934,200

GOVERNMENT AGENCIES--(Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION--13.5%
$5,000,000	Federal National Mortgage Association, 4.20% 3/24/2008	$4,965,950
1,800,000	Federal National Mortgage Association, MTN, 6.93%, 9/17/2012	1,879,380
3,000,000	Federal National Mortgage Association, Note, 4.00%, 11/10/2011	2,952,570
4,000,000	Federal National Mortgage Association, Note, 5.375%, 3/15/2010	4,050,280
2,300,000	Federal National Mortgage Association, Note, Series MTN, 6.80%, 8/27/2012	2,393,403
10,000,000	Federal National Mortgage Association, Unsecd. Note, 3.25%, 6/28/2006	9,939,500

	TOTAL	26,181,083

TOTAL GOVERNMENT AGENCIES (identified cost $67,566,269)		67,038,303

MORTGAGE BACKED SECURITIES--26.0%
	FEDERAL HOME LOAN MORTGAGE CORP.--7.9%
3,987,255	Federal Home Loan Mortgage Corp., Pool E98887, 4.50%, 8/1/2018	3,929,121
4,131,039	Federal Home Loan Mortgage Corp., Pool E98890, 4.50%, 8/1/2018	4,070,809
4,289,024	Federal Home Loan Mortgage Corp., Pool G18002, 5.00%, 7/1/2019	4,302,878
2,941,602	Federal Home Loan Mortgage Corp., Pool G18048, 5.00%, 4/1/2020	2,950,191

	TOTAL	15,252,999

	FEDERAL NATIONAL MORTGAGE ASSOCIATION--18.1%
2,898,894	Federal National Mortgage Association, Pool 254799, 5.00%, 7/1/2023	2,881,385
11,747,463	Federal National Mortgage Association, Pool 254908, 5.00%, 9/1/2023	11,676,508

Principal Amount or Shares			Value

MORTGAGE BACKED SECURITIES--(Continued)
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--(Continued)
$3,708,348		Federal National Mortgage Association, Pool 254956, 4.00%, 11/1/2010	$3,642,080
4,753,926		Federal National Mortgage Association, Pool 255582, 5.00%, 1/1/2025	4,717,796
5,880,297		Federal National Mortgage Association, Pool 255701, 5.00%, 4/1/2025	5,835,606
2,880,456		Federal National Mortgage Association, Pool 712614, 4.50%, 6/1/2010	2,871,469
3,521,496		Federal National Mortgage Association, Pool 807951, 5.00%, 1/1/2030	3,479,309

		TOTAL	35,104,153

TOTAL MORTGAGE BACKED SECURITIES (identified cost $50,809,858)			50,357,152

PREFERRED STOCKS--2.1%
		DIVERSIFIED FINANCIAL SERVICES--1.1%
80,000		General Electric Capital Corp., Pfd., $1.10, Annual Dividend	2,025,600

		FINANCE--0.3%
25,000		Merrill Lynch & Co., Inc., Pfd., $1.03, Annual Dividend	621,750

		FINANCE–AUTOMOTIVE--0.2%
20,000		General Motors Acceptance Corp., Pfd., $1.81, Annual Dividend	440,000

		UTILITY–ELECTRIC POWER--0.5%
40,000		Tennessee Valley Authority, Pfd., Series D, $1.49, Annual Dividend	1,032,000

TOTAL PREFERRED STOCKS (identified cost $4,146,084)			4,119,350

(1)COMMERCIAL PAPER--5.1%
		ASSET BACKED--5.1%
$5,000,000		Dollar Thrifty Funding Corp. CP, 3.26%, 8/4/2005	$4,998,642
5,000,000		Hertz Fleet Funding LLC CP, 3.40%, 8/24/2005	4,989,139

TOTAL COMMERCIAL PAPER (at amortized cost)			9,987,781

U.S. TREASURY--4.1%
		U.S. TREASURY BILL--1.6%
3,000,000	(2)	United States Treasury Bill, 3.07%, 8/18/2005	2,995,590

		U.S. TREASURY NOTE--2.5%
5,000,000		United States Treasury Note, 3.00%, 12/31/2006	4,934,400

TOTAL U.S. TREASURY (identified cost $7,983,236)			7,929,990

MUTUAL FUND--0.7%
1,428,514	(3)	Prime Obligations Fund (at net asset value)	1,428,514

TOTAL INVESTMENTS--99.4% (identified cost $193,765,281)(4)			193,067,231

OTHER ASSETS AND LIABILITIES–NET--0.6%			1,098,053

TOTAL NET ASSETS--100%			$194,165,284

(1) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(2) Discount rate at time of purchase.

(3) Affiliated company.

(4) The cost of investments for federal tax purposes amounts to $193,765,281.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

CP	--Commercial Paper
MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLES

July 31, 2005 (unaudited)

At July 31, 2005, the fund’s portfolio composition(1) was as follows:

Percentage of Total Investments(2)

Municipal Bonds(1)	98.7%

Cash Equivalents(3)	1.3%

TOTAL PORTFOLIO VALUE	100%

Years to Maturity	Percentage of Total Investments(2)

1-3 Years	16.2%
3-5 Years	8.7%
5-10 Years	31.1%
10 Years or Greater	44.0%

TOTAL	100%

S&P Ratings as Percentage of Total Investments(2)(4)		Moody’s Ratings as Percentage of Total Investments(2)(4)

AAA	62.1%	Aaa	63.4%

AA	5.4%	A	6.8%

A	3.7%	Baa	4.5%

BBB	1.7%	B	0.0%

Not Rated by S&P	25.8%	Not Rated by Moody’s	24.0%

TOTAL	98.7%		98.7%

TOTAL FIXED INCOME PORTFOLIO VALUE				98.7%

Cash Equivalents(3)				1.3%

TOTAL PORTFOLIO VALUE				100%

(1) See the Fund’s Prospectus or Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes any investments in money market mutual funds.

(4) These tables depict the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the “Not rated by...” category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund’s Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by...” category. Of the portfolio’s total investments, 6.9% do not have long-term ratings by either of these NRSROs.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

July 31, 2005 (unaudited)

Principal Amount			Credit Rating	Value

MUNICIPAL BONDS--97.8%
		ARKANSAS--0.7%
$500,000		Conway, AR, Public Facilities Board Capital Improvements, Refunding Revenue Bonds Hendrix College Project (Series B), 4.75% (Original Issue Yield: 4.85%), 10/1/2030	A	$506,030

		MAINE--1.0%
750,000		Bucksport, ME, Solid Waste Disposal, Revenue Bond (Series A), 4.00% (International Paper Co.)/ (Original Issue Yield: 4.108%), 3/1/2014	BBB	724,597

		PENNSYLVANIA--0.7%
500,000		Pennsylvania State Higher Education Facilities Authority, 5.00%, 11/1/2011	BBB-	506,255

		TEXAS--0.6%
445,000		Fort Bend County, TX, Municipal Utility, 4.20% (Radian Group, Inc. INS), 9/1/2018	AA	441,489

		WEST VIRGINIA--94.8%
400,000		Beckley, WV, Sewage System, Revenue Refunding (Series A) Bonds, 6.75% (Original Issue Yield: 6.875%), 10/1/2025	NR	409,220
1,000,000		Berkeley County, WV, Board of Education, 4.50% (FGIC INS)/(Original Issue Yield: 4.65%), 5/1/2014	AAA	1,054,290
825,000		Berkeley County, WV, Building Commission Lease, Judicial Center Project–(Series A), 4.70% (MBIA Insurance Corp. INS), 12/1/2024	Aaa	859,064
140,000		Buckhannon West Virginia College Facility, Refunding Revenue Bond, 4.45%, 8/1/2007	NR	142,568
140,000		Buckhannon West Virginia College Facility, Refunding Revenue Bonds, 4.15% (Original Issue Yield: 4.15%), 8/1/2005	NR	140,007
1,000,000		Cabell County, WV, Board of Education, GO UT, 5.50% (MBIA Insurance Corp. INS)/ (Original Issue Yield: 4.95%), 5/1/2006	AAA	1,020,890
500,000		Cabell County, WV, Board of Education, GO UT, 6.00% (MBIA Insurance Corp. INS), 5/1/2006	AAA	512,365
MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$355,000		Charles Town, WV, Revenue Refunding Bonds, 5.00% (Original Issue Yield: 5.15%), 10/1/2013	AA	$371,334
340,000		Charles Town, WV, Revenue Refunding Bonds, 5.00%, 10/1/2012	AA	356,847
500,000		Charleston, WV, Civic Center Revenue, Improvements, 6.25%, 12/1/2015	NR	541,010
1,200,000		Charleston, WV, Urban Renewal Authority, Refunding Revenue Bonds, 5.30% (FSA INS)/ (Original Issue Yield: 5.274%), 12/15/2022	AAA	1,312,944
1,240,000		Charleston, WV, GO UT, 7.20%, 10/1/2008	A1	1,383,964
1,000,000		Clarksburg, WV, Revenue Bonds, 5.25% (FGIC INS), 9/1/2019	AAA	1,100,070
500,000		Fairmont, WV, Waterworks, (Series 1999), 5.25% (AMBAC INS), 7/1/2017	Aaa	538,965
1,235,000		Fairmont, WV, Waterworks, Water Utility Improvement Revenue Bonds, 5.00% (AMBAC INS), 7/1/2019	Aaa	1,317,362
1,240,000		Grant County, WV, County Commission, Refunding Revenue Bonds, 5.35% (Original Issue Yield: 5.349%), 10/1/2019	AAA	1,309,738
500,000		Harrison County, WV, Board of Education, GO UT, 6.40% (FGIC INS)/(Original Issue Yield: 6.45%), 5/1/2006	AAA	513,850
680,000		Harrison County, WV, Building Commission, Health, Hospital, Nursing Home Improvements Revenue Bonds, 5.15% (AMBAC INS)/ (Original Issue Yield: 5.32%), 4/1/2018	Aaa	720,297
420,000		Jackson County, WV, Revenue Bonds, 7.375% (U.S. Government GTD), 6/1/2010	AAA	493,639
1,035,000		Jefferson County, WV, Board of Education, GO UT, 5.20% (Original Issue Yield: 5.10%), 7/1/2007	AA-	1,079,267
1,055,000		Kanawha County, WV, Building Community, Judicial Annes Lease–(Series A), 5.00%, 12/1/2018	NR	1,095,185
MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$245,000		Logan County, WV, Revenue Bonds, 8.00% (Logan County Health Care Center Ltd. Partnership Project)/(U.S. Government GTD), 12/1/2009	NR	$270,965
570,000		Mason County, WV, Pollution Control Revenue Bond, 5.45% (Ohio Power Co.)/(AMBAC INS)/(Original Issue Yield: 5.47%), 12/1/2016	AAA	574,657
1,085,000		Monongalia County, WV, Board of Education, GO UT, 6.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.81%), 5/1/2010	AAA	1,211,120
1,135,000		Monongalia County, WV, Board of Education, GO UT, 6.00%, 5/1/2011	AAA	1,284,525
1,000,000		Monongalia County, WV, Building Commission, Revenue Bonds, 5.25%, 7/1/2020	A-	1,055,770
350,000		Ohio County, WV, Board of Education, GO UT, 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.25%), 6/1/2013	AAA	373,170
785,000		Ohio County, WV, Board of Education, GO UT Refunding Bonds, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.375%), 6/1/2018	AAA	837,014
1,000,000		Ohio County, WV, Board of Education, GO UT, 5.00% (Original Issue Yield: 5.25%), 6/1/2013	AA-	1,063,950
635,000		Ohio County, WV, Board of Education, GO UT, 5.00% (MBIA Insurance Corp. INS), 6/1/2007	AA-	656,228
1,155,000		Pleasants County, WV, PCR, (Refunding Revenue Bonds), 5.30%, 12/1/2008	A3	1,159,562
1,795,000		Raleigh, Fayette & Nicholas Counties, WV, Refunding Bond, 6.25% (U.S. Government GTD)/(Original Issue Yield: 6.60%), 8/1/2011	Aaa	2,045,474
1,310,000		Randolph County, WV, Refunding Revenue Bonds, 5.20% (Davis Health Systems, Inc.)/(FSA INS), 11/1/2015	Aaa	1,423,066
105,000		Shepherd College Board, 3.00%, 12/1/2005	A3	105,043
115,000		Shepherd College Board, 3.00%, 12/1/2007	A3	114,503
120,000		Shepherd College Board, 3.40%, 12/1/2009	A3	119,795
MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$500,000		South Charleston, WV, Revenue Bonds, 5.50% (MBIA Insurance Corp. INS), 10/1/2009	AAA	$501,095
620,000		West Liberty State College, WV, 3.75%, 6/1/2008	Baa3	621,321
205,000		West Liberty State College, WV, 3.75%, 6/1/2008	Baa2	205,437
275,000		West Liberty State College, WV, 3.75%, 6/1/2008	Baa2	274,849
430,000		West Liberty State College, WV, 4.70%, 6/1/2012	Baa2	447,806
965,000		West Liberty State College, WV, 4.80%, 6/1/2012	Baa3	1,006,109
570,000		West Virginia EDA, (Series A), 5.00% (Original Issue Yield: 4.25%), 3/1/2019	A1	599,634
580,000		West Virginia EDA, 4.75%, 11/1/2012	A+	622,804
1,000,000		West Virginia EDA, 5.00% (AMBAC INS)/ (Original Issue Yield: 5.09%), 7/15/2022	AAA	1,060,100
500,000		West Virginia EDA, Refunding Revenue Bonds, 3.00%, 11/1/2006	A+	501,610
1,000,000		West Virginia EDA, Revenue Bonds, 5.50% (MBIA Insurance Corp. INS), 6/1/2016	AAA	1,119,150
250,000		West Virginia EDA, State Medical Examiner Revenue Bonds (Series A), 4.375% (Original Issue Yield: 4.55%), 6/1/2020	A1	247,965
2,000,000		West Virginia Higher Education, Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 4/1/2012	AAA	2,174,560
735,000		West Virginia Housing Development Fund, Revenue Bonds, 5.35%, 11/1/2010	AAA	757,969
700,000		West Virginia School Building Authority, 4.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.13%), 7/1/2013	AAA	718,403
2,000,000		West Virginia School Building Authority, 5.25% (MBIA Insurance Corp. INS), 7/1/2012	AAA	2,208,920
575,000		West Virginia State Building Commission Lease, (Series A), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.10%), 7/1/2006	AAA	589,524
MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$1,050,000		West Virginia State Building Commission Lease, (Series A), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.20%), 7/1/2007	AAA	$1,100,358
1,000,000		West Virginia State Building Commission Lease, Refunding Revenue Bond, (Series A), 5.25% (AMBAC INS), 7/1/2012	AAA	1,100,600
1,500,000		West Virginia State Building Commission Lease, Refunding Revenue Bonds, 5.375% (AMBAC INS)/(Original Issue Yield: 5.04%), 7/1/2021	AAA	1,702,155
500,000		West Virginia State Hospital Finance Authority, (Series A), 3.50% (West Virginia University Hospital, Inc.)/(Original Issue Yield: 3.62%), 6/1/2010	AAA	501,090
605,000		West Virginia State Hospital Finance Authority, Prerefunded Revenue Bond, 6.75% (Charleston Area Medical Center)/(U.S. Government GTD)/(Original Issue Yield: 6.89%), 9/1/2022	A2	705,841
1,000,000		West Virginia State Hospital Finance Authority, REF & IMPT-CABELL HUNTINGTON–A, 3.00% (AMBAC INS), 1/1/2006	AAA	1,000,350
730,000		West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 3.10% (West Virginia Veterans Nursing Home), 3/1/2009	NR	726,182
1,070,000		West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 5.50% (West Virginia Veterans Nursing Home), 3/1/2019	NR	1,124,089
1,750,000		West Virginia State Hospital Finance Authority, Revenue Bonds, 5.75% (Charleston Area Medical Center)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.98%), 9/1/2013	AAA	1,789,270
1,000,000		West Virginia State Housing Development Fund, (Series A), 5.05%, 11/1/2014	AAA	1,037,790
900,000		West Virginia State Housing Development Fund, (Series A), 4.90% (Original Issue Yield: 4.899%), 11/1/2014	AAA	934,578
MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$1,000,000		West Virginia State Housing Development Fund, Revenue Refunding Bonds (Series A), 5.10%, 11/1/2015	AAA	$1,036,290
720,000		West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.17%), 5/1/2020	AAA	763,862
1,250,000		West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.19%), 5/1/2021	AAA	1,326,150
285,000		West Virginia State, UT GO–Highway Imps., 4.40% (FGIC INS)/(Original Issue Yield: 4.50%), 6/1/2006	AAA	289,050
215,000		West Virginia State, UT GO–Highway Imps., 4.40% (U.S. Government GTD) (Original Issue Yield: 4.50%), 6/1/2006	AAA	218,049
1,000,000		West Virginia University, (Series A), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.08%), 4/1/2016	AAA	1,139,940
1,000,000		West Virginia University, 5.00% (FGIC INS), 10/1/2034	AAA	1,052,920
1,210,000		West Virginia University, 5.00% (MBIA Insurance Corp. INS), 4/1/2007	AAA	1,251,636
500,000		West Virginia University, Refunding Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.22%), 5/1/2017	AAA	530,910
1,000,000		West Virginia University, Revenue Bonds (Series B), 5.00% (AMBAC INS)/(Original Issue Yield: 5.19%), 5/1/2015	AAA	1,061,820
500,000		West Virginia University, (Series C), 4.50% (FGIC INS)/(Original Issue Yield: 4.55%), 10/1/2024	AAA	505,030
2,000,000		West Virginia Water Development Authority, (Series A), 4.40% (AMBAC INS)/(Original Issue Yield: 4.47%), 10/1/2018	AAA	2,046,460
400,000		West Virginia Water Development Authority, (Series A), 5.375% (FSA INS)/(Original Issue Yield: 5.40%), 10/1/2015	AAA	435,872
Principal Amount or Shares			Credit Rating	Value

MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$985,000		West Virginia Water Development Authority, (Series A), 5.50% (FSA INS)/(Original Issue Yield: 5.65%), 10/1/2020	AAA	$1,071,582
1,000,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series B), 5.00% (AMBAC INS)/(Original Issue Yield: 5.03%), 11/1/2029	AAA	1,053,310
500,000		West Virginia Water Development Authority, Revenue Bonds (Series A), 5.00% (FSA INS), 11/1/2019	AAA	539,295
500,000		Wheeling, WV Waterworks & Sewer Systems, Revenue Refunding Bonds, 4.90% (FGIC INS)/(Original Issue Yield: 5.00%), 6/1/2006	Aaa	509,095
1,000,000		Wood County, WV Board of Education, UT GO , 4.00% (FSA INS), 5/1/2011	AAA	1,030,820

		TOTAL		69,809,368

TOTAL MUNICIPAL BONDS (identified cost $69,490,619)				71,987,739

MUTUAL FUND--1.3%
976,942	(1)	Tax-Free Obligations Fund (at net asset value)		976,942

TOTAL INVESTMENTS--99.1% (identified cost $70,467,561)(2)				72,964,681

OTHER ASSETS AND LIABILITIES–NET--0.9%				647,229

TOTAL NET ASSETS--100%				$73,611,910

At July 31, 2005, the Fund holds no securities that are subject to the federal alternative minimum tax (“AMT”).

(1) Affiliated company.

(2) The cost of investments for federal tax purposes amounts to $70,400,457.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
PCR	--Pollution Control Revenue
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2005 (unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Bond Fund	WesMark West Virginia Municipal Bond Fund

Assets:
Total investments in securities, at value (a)	$ 26,861,532	$ 270,836,093	$ 53,235,595	$ 193,067,231	$ 72,964,681
Cash	17,936	197,325	38,556	97,705	31,312
Receivable for:
Income	1,795	23,565	199,183	1,547,413	867,697
Investments sold	16,622	798,292	471,285	--	--
Fund shares sold	17,000	149,990	23	43,111	--

Total assets	26,914,885	272,005,265	53,944,642	194,755,460	73,863,690

Liabilities:
Payable for:
Investments purchased	--	3,765,449	--	--	--
Fund shares redeemed	--	69,988	60,730	25,352	3,400
Investment adviser fee (Note 5)	16,293	166,017	33,846	97,719	31,315
Custodian fees (Note 5)	1,169	--	--	--	--
Transfer and dividend disbursing agent fees and expenses	9,014	9,396	7,218	7,461	7,130
Directors’/Trustees’ fees	752	84	--	184	99
Auditing fees	9,253	8,923	8,434	7,874	8,941
Shareholder services fee (Note 5)	3,265	56,094	11,594	41,172	15,698
Insurance premiums	5,370	3,223	4,460	3,714	3,062
Income distribution payable	--	--	--	390,370	171,264
Accrued expenses	1,175	11,976	5,406	16,330	10,871

Total liabilities	46,291	4,091,150	131,688	590,176	251,780

Net Assets Consist of:
Paid-in capital	27,587,328	244,938,917	54,309,445	194,631,469	71,077,213
Net unrealized appreciation (depreciation) of investments	3,143,857	24,032,741	4,900,575	(698,050)	2,497,120
Accumulated net realized gain (loss) on investments	(3,732,062)	(1,082,341)	(5,421,316)	231,014	29,608
Undistributed net investment income (net investment income (loss))	(130,529)	24,798	24,250	851	7,969

Total Net Assets	$ 26,868,594	$ 267,914,115	$ 53,812,954	$ 194,165,284	$ 73,611,910

Shares Outstanding, No Par Value, Unlimited Shares Authorized	3,379,777	20,259,096	5,894,440	19,774,376	7,040,366

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share	$ 7.95	$ 13.22	$ 9.13	$ 9.82	$ 10.46

Offering Price Per Share (b)	$ 8.35(c)	$ 13.88(c)	$ 9.59(c)	$ 10.20(d)	$ 10.87(d)

Redemption Proceeds Per Share	$ 7.95	$ 13.22	$ 9.13	$ 9.82	$ 10.46

Investments, at identified cost	$ 23,717,675	$ 246,803,352	$ 48,335,020	$ 193,765,281	$ 70,467,561

(a) Including $956,983, $5,230,147, $1,375,496, $1,428,514 and $976,942, respectively, of investments in affiliated issuers (Note 5).

(b) See “What Do Shares Cost?” in the Prospectus.

(c) Computation of offering price per share 100/95.25 of net asset value.

(d) Computation of offering price per share 100/96.25 of net asset value.

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF OPERATIONS

Six months ended July 31, 2005, (unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Bond Fund	WesMark West Virginia Municipal Bond Fund

Investment Income:
Dividends (a)	$ 61,491	$ 1,569,579(b)	$ 379,837(c)	$ 163,072	$ 13,021
Interest	3,292	62,342	356,901	3,940,970	1,524,727

Total income	64,783	1,631,921	736,738	4,104,042	1,537,748

Expenses:
Investment adviser fee (Note 5)	88,720	949,765	202,738	572,883	220,406
Administrative personnel and services fee (Note 5)	37,192	166,180	37,208	125,304	48,209
Custodian fees (Note 5)	6,941	18,748	6,015	13,020	6,943
Transfer and dividend disbursing agent fees and expenses	17,231	34,908	17,820	16,711	13,469
Directors’/Trustees’ fees	8,056	7,413	7,165	7,450	7,360
Auditing fees	10,953	10,665	10,772	10,176	9,494
Legal fees	5,618	9,821	5,625	7,030	6,238
Portfolio accounting fees	8,549	65,600	17,180	53,057	26,117
Shareholder services fee (Note 5)	28,406	311,856	66,672	237,594	91,836
Share registration costs	9,863	10,644	9,627	10,119	9,492
Printing and postage	6,913	28,208	5,208	4,667	3,724
Insurance premiums	1,914	15,333	4,394	11,970	6,687
Miscellaneous	880	2,289	892	1,304	969

Total expenses	231,236	1,631,430	391,316	1,071,285	450,944

Waivers (Note 5):
Waiver of investment adviser fee	(2,415)	(12,534)	(5,294)	(9,895)	(36,734)
Waiver of administrative personnel and services fee	(21,680)	--	(1,742)	--	--
Waiver of shareholder services fee	(11,829)	(11,773)	(2,666)	(8,844)	(3,485)

Total waivers	(35,924)	(24,307)	(9,702)	(18,739)	(40,219)

Net expenses	195,312	1,607,123	381,614	1,052,546	410,725

Net investment income (loss)	(130,529)	24,798	355,124	3,051,496	1,127,023

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	485,635	1,240,084	192,046	231,136	(29,250)
Net change in unrealized appreciation of investments	2,144,045	16,069,954	1,316,643	(2,530,316)	(797,657)

Net realized and unrealized gain (loss) on investments	2,629,680	17,310,038	1,508,689	(2,299,180)	(826,907)

Change in net assets resulting from operations	$ 2,499,151	$ 17,334,836	$ 1,863,813	$ 752,316	$ 300,116

(a) Including $12,389, $42,409, $17,537, $44,424 and $13,021, respectively, received from affiliated issuers (Note 5).

(b) Net of foreign taxes withheld of $26,026.

(c) Net of foreign taxes withheld of $3,860.

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	WesMark Small Company Growth Fund		WesMark Growth Fund		WesMark Balanced Fund

	Six Months Ended (unaudited) July 31, 2005	Year Ended January 31, 2005	Six Months Ended (unaudited) July 31, 2005	Year Ended January 31, 2005	Six Months Ended (unaudited) July 31, 2005	Year Ended January 31, 2005

Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$(130,529)	$(168,117)	$ 24,798	$ 1,807,066	$ 355,124	$ 1,211,653
Net realized gain on investments	485,635	658,912	1,240,084	10,296,517	192,046	1,990,886
Net change in unrealized appreciation/depreciation of investments	2,144,045	(1,216,619)	16,069,954	(19,172,250)	1,316,643	(3,582,074)

Change in net assets resulting from operations	2,499,151	(725,824)	17,334,836	(7,068,667)	1,863,813	(379,535)

Distributions to Shareholders--
Distributions from net investment income	--	--	--	(2,143,502)	(330,874)	(1,243,354)

Share Transactions--
Proceeds from sale of shares	3,964,316	5,126,439	14,964,535	19,860,503	2,073,195	5,502,604
Net asset value of shares issued to shareholders in payment of distributions declared	--	--	--	1,203,242	106,836	418,566
Cost of shares redeemed	(1,127,055)	(2,049,812)	(14,032,651)	(22,264,478)	(7,423,097)	(12,576,448)

Change in net assets from share transactions	2,837,261	3,076,627	931,884	(1,200,733)	(5,243,066)	(6,655,278)

Change in net assets	5,336,412	2,350,803	18,266,720	(10,412,902)	(3,710,127)	(8,278,167)
Net Assets:
Beginning of period	21,532,182	19,181,379	249,647,395	260,060,297	57,523,081	65,801,248

End of period	26,868,594	21,532,182	267,914,115	249,647,395	53,812,954	57,523,081

Undistributed net investment income (Net investment income (loss)) included in net assets at end of period	$(130,529)	$ --	$ 24,798	$ --	$ 24,250	$ --

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	WesMark Bond Fund		WesMark West Virginia Municipal Bond Fund

	Six Months Ended (unaudited) July 31, 2005	Year Ended January 31, 2005	Six Months Ended (unaudited) July 31, 2005	Year Ended January 31, 2005

Increase (Decrease) in Net Assets:
Operations--
Net investment income	$ 3,051,496	$ 6,339,694	$ 1,127,023	$ 2,289,984
Net realized gain (loss) on investments	231,136	1,071,457	(29,250)	291,652
Net change in unrealized appreciation/depreciation of investments	(2,530,316)	(2,322,974)	(797,657)	(319,171)

Change in net assets resulting from operations	752,316	5,088,177	300,116	2,262,465

Distributions to Shareholders--
Distributions from net investment income	(3,077,490)	(6,321,151)	(1,119,074)	(2,280,796)
Distributions from net realized gain on investments	(246,228)	(147,781)	(17,901)	(385,541)

Change in net assets from distributions to shareholders	(3,323,718)	(6,468,932)	(1,136,975)	(2,666,337)

Share Transactions--
Proceeds from sale of shares	12,223,275	25,294,327	4,046,970	7,717,816
Net asset value of shares issued to shareholders in payment of distributions declared	909,893	1,874,173	106,249	351,591
Cost of shares redeemed	(6,521,425)	(18,078,304)	(4,400,529)	(10,084,062)

Change in net assets from share transactions	6,611,743	9,090,196	(247,310)	(2,014,655)

Change in net assets	4,040,341	7,709,441	(1,084,169)	(2,418,527)
Net Assets:
Beginning of period	190,124,943	182,415,502	74,696,079	77,114,606

End of period	194,165,284	190,124,943	73,611,910	74,696,079

Undistributed net investment income included in net assets at end of period	$ 851	$ 26,845	$ 7,969	$ 20

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended January 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

WesMark Small Company Growth Fund
2001(c)	$ 10.00	(0.01)	(0.36)	(0.37)	--	(0.23)	(0.23)
2002	$ 9.40	(0.05)	(2.24)	(2.29)	--	(0.21)	(0.21)
2003	$ 6.90	(0.05)(e)(f)	(2.10)	(2.15)	--	--	--
2004	$ 4.75	(0.08)(e)(f)	2.81	2.73	--	--	--
2005	$ 7.48	(0.06)(e)	(0.23)	(0.29)	--	--	--
2005(g)	$ 7.19	(0.04)	0.80	0.76	--	--	--
WesMark Growth Fund
2001	$ 15.09	0.08	3.48	3.56	(0.08)	(3.47)	(3.55)
2002	$ 15.10	0.04	(2.61)	(2.57)	(0.03)	(0.59)	(0.62)
2003	$ 11.91	0.02	(2.69)	(2.67)	(0.01)	--	(0.01)
2004	$ 9.23	0.01	3.59	3.60	(0.02)	--	(0.02)
2005	$ 12.81	0.09	(0.42)	(0.33)	(0.11)	--	(0.11)
2005(g)	$ 12.37	0.00(h)	0.85	0.85	--	--	--
WesMark Balanced Fund
2001	$ 10.64	0.27	1.26	1.53	(0.27)	(0.76)	(1.03)
2002	$ 11.14	0.21	(1.57)	(1.36)	(0.21)	(0.22)	(0.43)
2003	$ 9.35	0.17	(1.73)	(1.56)	(0.18)	--	(0.18)
2004	$ 7.61	0.14	1.49	1.63	(0.14)	--	(0.14)
2005	$ 9.10	0.18	(0.23)	(0.05)	(0.18)	--	(0.18)
2005(g)	$ 8.87	0.06	0.25	0.31	(0.05)	--	(0.05)
WesMark Bond Fund
2001	$ 9.21	0.59	0.63	1.22	(0.59)	--	(0.59)
2002	$ 9.84	0.53	0.11	0.64	(0.53)	--	(0.53)
2003	$ 9.95	0.39	0.03	0.42	(0.39)	--	(0.39)
2004	$ 9.98	0.30	0.05	0.35	(0.30)	--	(0.30)
2005	$ 10.03	0.34	(0.08)	0.26	(0.33)	(0.01)	(0.34)
2005(g)	$ 9.95	0.16	(0.12)	0.04	(0.16)	(0.01)	(0.17)
WesMark West Virginia Municipal Bond Fund
2001	$ 9.66	0.45	0.61	1.06	(0.45)	(0.00)(h)	(0.45)
2002	$ 10.27	0.45(i)	0.04(i)	0.49	(0.44)	--	(0.44)
2003	$ 10.32	0.39	0.22	0.61	(0.39)	--	(0.39)
2004	$ 10.54	0.32	0.10	0.42	(0.32)	(0.01)	(0.33)
2005	$ 10.63	0.31	(0.01)	0.30	(0.31)	(0.05)	(0.36)
2005(g)	$ 10.57	0.16	(0.11)	0.05	(0.16)	(0.00)(h)	(0.16)

(a) Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee if applicable. Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown.

(c) Reflects operations for the period from August 8, 2000 (date of initial public investment) to January 31, 2001.

(d) Computed on an annualized basis.

(e) Based on average shares outstanding.

(f) Reclassifications have been made to conform to current year presentation. Net assets were not affected by this reclassification.

(g) For the six months ended July 31, 2005 (unaudited).

(h) Represents less than $0.01.

(i) As required effective February 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. For the year ended January 31, 2002, this change increased the net investment income per share by $0.01, decreased net realized and unrealized gain per share by $0.01, and increased the ratio of net investment income to average net assets from 4.32% to 4.36%. Per share, ratios and supplemental data for the periods prior to February 1, 2001, have not been restated to reflect this change in presentation.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets

Net Asset Value, End of Period	Total Return(a)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

WesMark Small Company Growth Fund
$9.40	(3.16)%	1.70%(d)	(0.40)%(d)	0.28%(d)	$ 25,162	27%
$6.90	(24.53)%	1.47%	(0.73)%	0.20%	$ 23,044	24%
$4.75	(31.16)%	1.48%	(0.91)%	0.29%	$ 13,696	40%
$7.48	57.47%	1.66%	(1.31)%	0.46%	$ 19,181	66%
$7.19	(3.88)%	1.62%	(0.89)%	0.38%	$ 21,532	62%
$7.95	10.57%	1.65%(d)	(1.10)%(d)	0.30%(d)	$ 26,869	35%
WesMark Growth Fund
$15.10	25.41%	0.97%	0.58%	0.01%	$ 256,282	77%
$11.91	(17.23)%	0.97%	0.30%	0.01%	$ 241,313	37%
$9.23	(22.40)%	1.12%	0.18%	0.01%	$ 185,055	36%
$12.81	39.04%	1.14%	0.12%	0.11%	$ 260,060	60%
$12.37	(2.63)%	1.14%	0.71%	0.11%	$ 249,647	51%
$13.22	6.87%	1.27%(d)	0.02%(d)	0.02%(d)	$ 267,914	33%
WesMark Balanced Fund
$11.14	14.99%	0.98%	2.41%	0.11%	$ 86,205	48%
$9.35	(12.40)%	0.97%	2.09%	0.10%	$ 77,839	42%
$7.61	(16.87)%	1.18%	2.07%	0.03%	$ 58,809	36%
$9.10	21.64%	1.24%	1.71%	0.12%	$ 65,801	52%
$8.87	(0.53)%	1.26%	1.95%	0.12%	$ 57,523	38%
$9.13	3.56%	1.41%(d)	1.31%(d)	0.04%(d)	$ 53,813	34%
WesMark Bond Fund
$9.84	13.71%	0.82%	6.22%	0.06%	$ 152,227	25%
$9.95	6.61%	0.78%	5.28%	0.05%	$ 161,789	50%
$9.98	4.27%	0.94%	3.89%	0.01%	$ 168,551	64%
$10.03	3.52%	0.99%	2.97%	0.11%	$ 182,416	74%
$9.95	2.68%	0.99%	3.38%	0.11%	$ 190,125	58%
$9.82	0.41%	1.10%(d)	3.20%(d)	0.02%(d)	$ 194,165	35%
WesMark West Virginia Municipal Bond Fund
$10.27	11.26%	0.73%	4.53%	0.30%	$ 63,625	29%
$10.32	4.92%	0.66%	4.36%(i)	0.30%	$ 65,595	26%
$10.54	6.04%	0.84%	3.76%	0.21%	$ 70,957	17%
$10.63	4.06%	0.97%	3.05%	0.21%	$ 77,115	34%
$10.57	2.97%	0.99%	2.99%	0.20%	$ 74,696	22%
$10.46	0.49%	1.12%(d)	3.07%(d)	0.11%(d)	$ 73,612	8%

WESMARK FUNDS
SHAREHOLDER EXPENSE EXAMPLE

July 31, 2005 (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2005	Ending Account Value July 31, 2005	Expenses Paid During Period(1)

Actual

WesMark Small Company Growth Fund	$ 1,000	$ 1,105.70	$ 8.61

WesMark Growth Fund	$ 1,000	$ 1,068.70	$ 6.51

WesMark Balanced Fund	$ 1,000	$ 1,035.60	$ 7.12

WesMark Bond Fund	$ 1,000	$ 1,004.10	$ 5.47

WesMark West Virginia Municipal Bond Fund	$ 1,000	$ 1,004.90	$ 5.57

Hypothetical (assuming a 5% return before expenses)

WesMark Small Company Growth Fund	$ 1,000	$ 1,016.61	$ 8.25

WesMark Growth Fund	$ 1,000	$ 1,018.50	$ 6.36

WesMark Balanced Fund	$ 1,000	$ 1,017.80	$ 7.05

WesMark Bond Fund	$ 1,000	$ 1,019.34	$ 5.51

WesMark West Virginia Municipal Bond Fund	$ 1,000	$ 1,019.24	$ 5.61

(1) Expenses are equal to a Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Wesmark Small Company Growth Fund	1.65%

Wesmark Growth Fund	1.27%

Wesmark Balanced Fund	1.41%

Wesmark Bond Fund	1.10%

Wesmark West Virginia Municipal Bond Fund	1.12%

WESMARK FUNDS
NOTES TO FINANCIAL STATEMENTS

July 31, 2005 (unaudited)

(1) Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective

WesMark Small Company Growth Fund (“Small Company Growth Fund”)	diversified	to achieve capital appreciation

WesMark Growth Fund (“Growth Fund”)	diversified	to achieve capital appreciation

WesMark Balanced Fund (“Balanced Fund”)	diversified	to achieve capital appreciation and income

WesMark Bond Fund (“Bond Fund”)	diversified	to achieve high current income consistent with preservation of capital

WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	non-diversified	to achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation--Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no market quotations or last sale prices are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses--All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes--It is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

(3) Shares of Beneficial Interest

The following tables summarize share activity:

	Small Company Growth Fund

	Six Months Ended July 31, 2005	Year Ended January 31, 2005

Shares sold	540,788	717,538
Shares redeemed	(153,825)	(289,993)

Net change resulting from share transactions	386,963	427,545

	Growth Fund

	Six Months Ended July 31, 2005	Year Ended January 31, 2005

Shares sold	1,191,025	1,578,351
Shares issued to shareholders in payment of distributions declared	--	94,970
Shares redeemed	(1,120,575)	(1,787,298)

Net change resulting from share transactions	70,450	(113,977)

	Balanced Fund

	Six Months Ended July 31, 2005	Year Ended January 31, 2005

Shares sold	235,600	613,213
Shares issued to shareholders in payment of distributions declared	12,075	47,124
Shares redeemed	(835,635)	(1,408,551)

Net change resulting from share transactions	(587,960)	(748,214)

	Bond Fund

	Six Months Ended July 31, 2005	Year Ended January 31, 2005

Shares sold	1,238,121	2,539,584
Shares issued to shareholders in payment of distributions declared	92,244	188,662
Shares redeemed	(660,560)	(1,816,567)

Net change resulting from share transactions	669,805	911,679

	West Virginia Municipal Bond Fund

	Six Months Ended July 31, 2005	Year Ended January 31, 2005

Shares sold	385,968	729,842
Shares issued to shareholders in payment of distributions declared	10,133	33,321
Shares redeemed	(419,251)	(956,380)

Net change resulting from share transactions	(23,150)	(193,217)

(4) Federal Tax Information

For federal income tax purposes, the following amounts apply as of July 31, 2005:

Fund Name	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Small Company Growth Fund	$ 23,717,675	$ 4,238,299	$ 1,094,442	$ 3,143,857

Growth Fund	246,803,352	29,128,013	5,095,272	24,032,741

Balanced Fund	48,335,020	6,029,332	1,128,757	4,900,575

Bond Fund	193,765,281	874,234	1,572,284	(698,050)

West Virginia Municipal Bond Fund	70,400,457	2,654,199	89,975	2,564,224

At January 31, 2005, the Funds had capital loss carryforwards which will reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund Name	2011	2012	Total

Small Company Growth Fund	$ 1,410,180	$ 2,807,517	$ 4,217,697

Growth Fund	--	2,322,426	2,322,426

Balanced Fund	915,092	4,698,269	5,613,361

(5) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--WesBanco Investment Department, the Funds’ investment adviser (the “Adviser”), receives for its services an annual fee equal to the percentage of each Fund’s average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage

Small Company Growth Fund	0.75%

Growth Fund	0.75%

Balanced Fund	0.75%

Bond Fund	0.60%

West Virginia Municipal Bond Fund	0.60%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee--Federated Services Company (“FServ”) provides the Funds with certain administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a $75,000 minimum per portfolio. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntarily waiver at any time at its sole discretion.

Distribution (12b-1) Fee--The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds may compensate Edgewood Services, Inc. (“Edgewood”), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund’s shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Fund’s shares, annually, to compensate Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended July 31, 2005, the Funds did not incur fees under the Plan.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with WesBanco Bank (“WesBanco”), the Funds may pay WesBanco, or other financial institutions up to 0.25% of average daily net assets for the period. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

Custodian Fees--WesBanco is the Funds’ custodian. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

Other Affiliated Parties and Transactions--Pursuant to an exemptive order issued by the Securities Exchange Commission, the Funds may invest in certain affiliated money market funds which are distributed by an affiliate of the Funds’ distributor.

Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements as follows:

Fund Name	Affiliated Fund Name	Income from Affiliated Issuers

Small Company Growth Fund	U.S. Treasury Cash Reserves	$ 12,389

Growth Fund	U.S. Treasury Cash Reserves	42,409

Balanced Fund	U.S. Treasury Cash Reserves	17,537

Bond Fund	Prime Obligations Fund	44,424

West Virginia Municipal Bond Fund	Tax-Free Obligations Fund	13,021

General--Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

(6) Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended July 31, 2005, were as follows:

Fund Name	Purchases	Sales

Small Company Growth Fund	$ 9,001,503	$ 7,827,523

Growth Fund	80,782,790	95,974,418

Balanced Fund	12,821,262	20,083,547

Bond Fund	--	21,808,866

West Virginia Municipal Bond Fund	8,759,762	5,457,331

(7) Concentration of Credit Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at July 31, 2005, 57.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 24.8% of total investments.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

BOARD REVIEW OF ADVISORY CONTRACT

As required by the 1940 Act, the WesMark Funds (“Funds”) Board has reviewed the Funds’ investment advisory contract. The Board’s decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Funds’ investment objectives and long term performance; the Adviser’s management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Funds and its shareholders by the WesBanco organization in addition to investment advisory services; and a Fund’s relationship to other funds in the WesMark Family of Funds.

In assessing the Adviser’s performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Funds by other entities in the WesBanco organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature and quality of the services provided by the Adviser, including the performance of a Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s service and fee. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of detailed information about the Funds and the WesBanco organization. WesBanco provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short- and long-term performance (in absolute terms both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the WesBanco companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or WesBanco are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided to each of the Funds by the Adviser and its affiliates was satisfactory.

With respect to a Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like a Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract.

Each of the Funds’ performance was near or below the median of its peer group for both the one and three year periods during the past year. The Board discussed each Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of each Fund.

During the past year, each Fund’s investment advisory fee after waivers and expense reimbursements, if any, was near or above the median for its respective peer group, but the total expenses of each Fund, after waivers and reimbursements, if any, was below that of comparably-sized funds in its peer group. The Board reviewed the fees and other expenses of the Funds with the Adviser and was satisfied that the overall expense structure of each Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Funds.

The Board also receives financial information about WesBanco, including reports on the compensation and benefits WesBanco derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by WesBanco’s subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds’ custodian). The reports also discuss any indirect benefit WesBanco may derive from its receipt of research services from brokers who execute fund trades. The Board considered the profitability of the Funds to WesBanco as a whole and on a Fund-by-Fund basis. In the Board’s view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among the Funds makes consideration of the overall cost and profitability of the Adviser more relevant then that of individual funds. Based upon the review, the Board determined that the fund-by-fund profitability analysis was of limited value and that the overall costs incurred by the Adviser, as well as the profitability realized from managing the Funds is appropriate.

Although the Board is always eager to discover any genuine “economies of scale,” its experience has been that such “economies” are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund’s performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board’s decision to approve the contract reflects its determination that WesBanco’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements. Because the totality of circumstances includes considering the relationship of each Fund to the WesBanco family of Funds, the Board does not approach consideration of every Fund’s advisory contract as if that were the only fund offered by the Adviser.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, including WesBanco Bank, Inc., and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund’s portfolio is available, without charge and upon request, by calling 1-800-864-1013. A report on “Form N-PX” of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge and upon request by calling the Funds toll-free at 1-800-864-1013. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the “Fund Info and Documents” section of the WesMark Funds website at www.wesmarkfunds.com; select “Quarterly Reports”, then click on the name of the Fund you wish to view.

[Logo of WesMark]

[Logo of WesMark Funds]

Family of Funds

COMBINED SEMI-ANNUAL REPORT

[Logo of WesBanco Investment Department]

Investment Adviser
A Division of WesBanco Bank, Inc.

Cusip 951025501
Cusip 951025204
Cusip 951025303
Cusip 951025402
Cusip 951025105

Edgewood Services, Inc., Distributor

25752 (9/05)

Item 2.           Code of Ethics

                  Not Applicable

Item 3.           Audit Committee Financial Expert

                  Not Applicable

Item 4.           Principal Accountant Fees and Services

                  Not Applicable

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for
                  Closed-End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Wesmark Funds

           By /S/ Richard N. Paddock
              Richard N. Paddock, Principal Financial Officer

Date              September 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/ Charles L. Davis, Jr.
                  Charles L. Davis, Jr., Principal Executive Officer

Date              September 15, 2005

By                /S/ Richard N. Paddock
                  Richard N. Paddock, Principal Financial Officer

Date              September 15, 2005